Document and Entity Information	Oct. 23, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	SOLENO THERAPEUTICS INC
Amendment Flag	false
Entity Central Index Key	0001484565
Document Type	8-K
Document Period End Date	Oct. 23, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-36593
Entity Tax Identification Number	77-0523891
Entity Address, Address Line One	203 Redwood Shores Pkwy
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	(650)
Local Phone Number	213-8444
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock 0.001 Par Value 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	SLNO
Security Exchange Name	NASDAQ
Common Stock 0.001 Per Value Underlying The Warrants 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.001 per value, underlying the warrants
Trading Symbol	SLNOW
Security Exchange Name	NASDAQ